Nature of operations and business combination - Additional Information (Detail)		4 Months Ended	12 Months Ended
	Feb. 12, 2021 USD ($) $ / shares shares	May 31, 2021 USD ($) shares	Oct. 31, 2021 USD ($) shares	Oct. 31, 2020 USD ($)	Oct. 31, 2019 USD ($)	Dec. 14, 2021 shares	Jan. 25, 2021 shares	Feb. 28, 2019 shares
Nature Of Operations And Going Concern [Line Items]
Share exchange ratio	0.717
Li Cycle Holdings Corp [member]
Nature Of Operations And Going Concern [Line Items]
Date of incorporation			Nov. 18, 2016
Stock shares issued during the period new issues						2,208,480
Issue of equity | $				$ 6,481,381	$ 5,379,860
NumberOfSharesIssued							12,000	8,468
Li Cycle Holdings Corp [member] | Ordinary shares [member]
Nature Of Operations And Going Concern [Line Items]
NumberOfSharesIssued	163,179,555
Shares outstanding	163,179,555		163,179,655
Li Cycle Holdings Corp [member] | Private Investment In Public Equity [Member]
Nature Of Operations And Going Concern [Line Items]
Stock shares issued during the period new issues	31,549,000
Sale of stock issue price per share | $ / shares	$ 10
Issue of equity | $		$ 315,500,000
Li Cycle Holdings Corp [member] | Reverse Asset Acquistion [Member]
Nature Of Operations And Going Concern [Line Items]
Expenses related to share issue | $	$ 29,600,000
Li Cycle Holdings Corp [member] | Peridot Acquistion Corp [Member] | Reverse Asset Acquistion [Member]
Nature Of Operations And Going Concern [Line Items]
Stock shares issued during the period new issues	65,671,374
Issue of equity | $			$ 656,713,740
Lisiting expenses incurred | $	$ 152,700,000
Expenses related to share issue | $			26,965,445
Share based compensation fair value of consideration transferred or transferrable | $	$ 656,713,740		$ 656,713,740
Share price | $ / shares	$ 10.00
Li Cycle Holdings Corp [member] | Peridot Acquistion Corp [Member] | Reverse Asset Acquistion [Member] | Warrants [Member]
Nature Of Operations And Going Concern [Line Items]
Share based payment transaction fair value of instruments issued other than options | $	$ 48,300,000
Number of other equity instruments issued in a share based payment arrangement value per share | $ / shares	$ 2.10
Li Cycle Holdings Corp [member] | Li CycleUS Holdings Inc [Member]
Nature Of Operations And Going Concern [Line Items]
Number of shares issued in exchange for the shares of the new entity		97,508,181
Number of share options issued in the new entity		4,242,707
Li Cycle Holdings Corp [member] | Li CycleUS Holdings Inc [Member] | Reverse Asset Acquistion [Member]
Nature Of Operations And Going Concern [Line Items]
Expenses related to share issue | $	$ 27,000,000.0
Li Cycle Holdings Corp [member] | LiCycle Corp [Member]
Nature Of Operations And Going Concern [Line Items]
Number of shares exchanged for the new shares of the entity		2,552,450
Peridot Acquisition Corp [Member] | Li Cycle Holdings Corp [member]
Nature Of Operations And Going Concern [Line Items]
Stock shares redeemed during the period		3,377,626
Payment made to redeem common stock | $		$ 33,800,000
Common stock shares of the previous entity converted into shares of the present entity		26,622,374
Peridot Acquisition Corp [Member] | Li Cycle Holdings Corp [member] | Conversion From Class B To Common Stock [Member]
Nature Of Operations And Going Concern [Line Items]
Common Stock Shares Converted From One Class To Another		7,500,000
LiCycle US Holdings Inc [Member] | Li Cycle Holdings Corp [member]
Nature Of Operations And Going Concern [Line Items]
Proportion of ownership interest in subsidiary		100.00%